Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Percentage of royalty payment	3.00%	3.00%
Maximum percentage of grants provided for royalty payment	100.00%	100.00%
Contingent royalty obligation	$ 1,140	$ 1,120	$ 1,080